Short-term financings and long-term debt - Schedule of Debt Facilities (Details) (USD $)				12 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended					12 Months Ended		12 Months Ended				8 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] ICICI I-Base [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] LIBOR [Member]	Dec. 31, 2012 HSBC Bank [Member] Working Capital [Member]	Dec. 31, 2011 HSBC Bank [Member] Working Capital [Member]	Dec. 31, 2012 HSBC Bank [Member] Revolving Credit Facility [Member]	Dec. 31, 2011 HSBC Bank [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 HSBC Bank [Member] Revolving Credit Facility [Member] LIBOR [Member]	Dec. 31, 2012 ICICI Bank [Member] Working Capital [Member]	Dec. 31, 2011 ICICI Bank [Member] Working Capital [Member]	Dec. 31, 2012 ICICI Bank [Member] Working Capital [Member] ICICI I-Base [Member]	Dec. 31, 2012 Other Lender [Member] Other Short-term Facility [Member]	Dec. 31, 2011 Other Lender [Member] Other Short-term Facility [Member]	Dec. 31, 2012 Other Lender [Member] Other Long-term Facility [Member]	Dec. 31, 2011 Other Lender [Member] Other Long-term Facility [Member]	Dec. 31, 2012 BSTD [Member] Term Facility [Member]	Dec. 31, 2011 BSTD [Member] Term Facility [Member]	Dec. 31, 2012 BSTD [Member] Term Facility [Member] 3 month Euribor [Member]	Dec. 31, 2012 ING [Member] Term Facility [Member]	Apr. 30, 2012 ING [Member] Term Facility [Member]	Dec. 31, 2011 ING [Member] Term Facility [Member]	Dec. 31, 2012 ING [Member] Term Facility [Member] 3 month Euribor [Member]
Line of Credit Facility [Line Items]
Total Facility			$ 50,000,000.0			$ 1,000,000		$ 50,000,000			$ 182,000			$ 12,000		$ 14,000		$ 8,611,000			$ 1,151,000
Facility Outstanding	28,193,000	9,944,000				839,000	0	27,328,000	0			182,000		12,000	0	14,000	0		8,611,000				1,151,000
Interest Rate - Fixed Basis						13.25%
Interest Rate - Fixed Margin						4.00%
Interest Rate - Variable Basis				adjusted base rate	LIBOR					LIBOR			ICICI I-Base							3-month Euribor				3-month Euribor
Interest Rate - Variable Margin										2.25%			5.50%							4.00%				2.50%
Commitment Fee - Unused Capacity								0.75%
Interest Rate - Fixed																						4.05%
Security/Covenant						Indian facility supported by a $1.125 million letter of credit issued under the main credit facility that we have with HSBC		Substantially all assets of the company			Secured by assets of Air2Web India Pvt Ltd							Secured by assets of Mobile Interactive Group, Ltd.			Secured by assets of Mobile Interactive Group, Ltd.
Letter of Credit Outstanding						$ 1,125,000.000